Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases not yet commenced
Interest expense on lease liabilities	$ 33	$ 24	$ 22
Cash outflow for leases	301	268	262
Property, plant and equipment	9,402	8,507	9,183
Cash proceeds from disposal of property, plant and equipment	132	282	13
Lease liabilities	1,128	953	987
Right-of-use assets	1,100	942	988
Leases committed to and not yet commenced
Disclosure of quantitative information about leases not yet commenced
Nominal value of estimated future lease payments	1,615
Property leases not yet commenced | US
Disclosure of quantitative information about leases not yet commenced
Nominal value of estimated future lease payments	$ 1,348
Lease term	15 years
Land and buildings
Disclosure of quantitative information about leases not yet commenced
Property, plant and equipment	$ 3,704	2,951	3,500
Right-of-use assets	$ 803	771	807
Waltham site
Disclosure of quantitative information about leases not yet commenced
Property, plant and equipment			$ 124
Cash proceeds from disposal of property, plant and equipment		265
Lease liabilities		28
Right-of-use assets		13
Waltham site | Other operating income and expense
Disclosure of quantitative information about leases not yet commenced
Gains on disposals of property, plant and equipment		$ 125